Other Assets - Summary Of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current assets:
Non-trade receivables	$ 51	$ 227
Corporate tax receivable	4,309	5,727
Sales tax receivable	1,101	0
Other tax receivable	2,855	1,028
Inventory	482	347
Contract costs	1,104	0
Total other current assets	9,902	7,329
Other assets:
Security deposit	987	1,364
Sales tax receivable	0	1,501
Withholding tax receivable	572	0
Contract costs	1,147	1,973
Total other assets	$ 2,706	$ 4,838